Document Information	12 Months Ended
Oct. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001031093
Registrant Name	SILVER BULL RESOURCES, INC.
Period End Date	Oct. 31, 2023
Reporting Currency	USD